Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flow from operating activities:
Net loss	$ (10,509,000)	$ (10,330,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	212,000	258,000
Stock-based compensation expense	1,040,000	850,000
Issuance of common stock to vendor	1,258,000	253,000
Right-of-use asset amortization	205,000	268,000
Loss / (gain) on foreign currency transactions	(2,552,000)	647,000
Change in fair value of the warrant liability		(672,000)
Debt discount amortization	87,000
Change in operating assets and liabilities:
Accounts receivable	(3,000)	269,000
Research and development tax credit receivable	(29,000)	84,000
Prepaid expenses and other assets	268,000	(33,000)
Accounts payable and accrued expenses	2,811,000	504,000
Lease liabilities	(182,000)	(281,000)
Other current liabilities	(342,000)	87,000
Net cash used in operating activities	(7,736,000)	(8,096,000)
Cash flows from investing activities:
Purchases of property, plant and equipment	(123,000)	(75,000)
Net cash used by investing activities	123,000	75,000
Cash flow from financing activities:
Proceeds received for exercise of common stock warrants		24,000
Net cash provided by financing activities	1,000,000	6,532,000
Effect of exchange rate changes on cash	92,000	(56,000)
Net change in cash	(6,767,000)	(1,695,000)
Cash, beginning of period	7,141,000	8,836,000
Cash, end of period	374,000	7,141,000
Supplemental disclosure of cash and non-cash investing and financing activities
Right-of-use asset and lease liability additions	708,000	82,000
Debt discount related to notes payable	1,125,000
Cash paid for income taxes	(24,000)	1,000
Private placement
Cash flow from financing activities:
Payments for financing expense		(1,142,000)
Proceeds from the issuance of common stock and warrants		3,300,000
Public placement
Cash flow from financing activities:
Proceeds from the issuance of common stock and warrants		$ 4,350,000
Gross proceeds received related to note payable	$ 1,000,000